Deferred tax assets (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Net operating losses carried forward	$ 759,421	$ 172,537
Valuation allowance	(759,421)	(172,537)
Net deferred income tax asset	$ 0	$ 0